Principal Accounting Policies - Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents	¥ 494,474,891			¥ 347,817,093		¥ 2,186,288,246	$ 75,781,592
Restricted cash	100,300,000			27,871,552			15,374,090
Short-term investments	391,033,374			1,276,830,926			59,928,486
Accounts receivable, net	737,789,173			526,822,932			113,071,138
Amounts due from related parties	383,594,360	[1]		278,155,878	[1]		58,788,408
Prepayments and other current assets	365,108,503			234,728,386			55,955,326
Total current assets	2,472,316,241			2,692,226,767			378,899,040
Non-current assets:
Property and equipment, net	17,212,799			24,115,374			2,637,977
Accounts receivables, non-current	54,638,516						8,373,719
Long-term investments	82,888,709			37,589,200			12,703,250
Right-of-use assets	50,318,882			69,241,754			7,711,706
Intangible assets	83,122,972			88,943,679			12,739,153
Other non-current assets	148,091,140			20,811,791			22,695,960
Total non-current assets	443,541,348			247,970,128			67,975,685
Total assets	2,915,857,589			2,940,196,895			446,874,725
Current liabilities
Short-term borrowings	70,000,000.0						10,727,969
Accounts payable	448,980,738			328,268,752			68,809,309
Amount due to related parties	9,426,883	[2],[3]		3,436,586	[2],[3]		1,444,733
Registered users' loyalty payable	72,600,000			134,145,439			11,130,505
Advance from customers and deferred revenue	140,776,350			246,630,128			21,574,920
Salary and welfare payable	149,703,938			129,169,734			22,943,132
Tax payable	97,143,585			118,156,494			14,887,906
Lease liabilities, current	20,760,421			38,210,188			3,181,674
Accrued liabilities related to users' loyalty programs	100,100,000			89,184,947			15,339,129
Accrued liabilities and other current liabilities	763,434,272			788,495,442			117,001,418
Total current liabilities	1,886,000,000.0			1,875,697,710			289,040,664
Non-current liabilities:
Lease liabilities, non-current	23,755,721			26,651,446			3,640,724
Total liabilities	3,107,695,299			3,149,695,951			$ 476,275,140
Net revenues	5,285,195,023		$ 809,991,575	5,570,080,604		3,022,145,785
Net loss	(1,104,438,841)		(169,262,658)	(2,688,680,705)		(1,942,571,687)
Net cash provided used in operating activities	(863,800,000)		(132,379,179)	(2,367,295,070)		(434,764,524)
Net cash provided by/(used in) investing activities	782,544,989		119,930,266	(1,224,151,603)		(72,492,552)
Net cash provided by/ (used in) financing activities	307,746,200		$ 47,164,168	1,768,001,310		2,298,043,751
VIEs and its subsidiaries
Current assets:
Cash and cash equivalents	12,083,788			7,807,740
Restricted cash	64,315,940			27,871,552
Short-term investments	98,350,000			31,430,000
Accounts receivable, net	737,789,173			526,689,373
Amount due from subsidiaries of the Company	1,173,052,601			548,857,973
Amounts due from related parties	368,465,174			262,581,158
Prepayments and other current assets	330,887,406			172,737,341
Total current assets	2,784,944,082			1,577,975,137
Non-current assets:
Property and equipment, net	16,961,356			23,152,687
Accounts receivables, non-current	54,638,516
Long-term investments	8,000,000			10,000,000
Right-of-use assets	48,109,166			61,931,400
Intangible assets	7,821,323			4,029,056
Other non-current assets	143,824,997			14,211,365
Total non-current assets	279,355,358			113,324,508
Total assets	3,064,299,440			1,691,299,645
Current liabilities
Short-term borrowings	50,000,000
Accounts payable	399,857,773			313,189,188
Amount due to subsidiaries of the Company	5,426,800,647			2,734,962,567
Amount due to related parties	4,294,733			3,330,101
Registered users' loyalty payable	66,180,291			127,253,323
Advance from customers and deferred revenue	140,776,350			246,251,382
Salary and welfare payable	115,307,402			126,884,752
Tax payable	98,797,489			93,025,726
Lease liabilities, current	20,030,138							$ 31,275,663
Accrued liabilities related to users' loyalty programs	100,087,815			89,184,947
Accrued liabilities and other current liabilities	607,455,490			761,687,143
Total current liabilities	7,029,588,128			4,527,044,792
Non-current liabilities:
Lease liabilities, non-current	23,533,711			25,279,037
Total liabilities	7,053,121,839			4,552,323,829
Net revenues	5,283,682,290			5,627,372,568		3,065,573,756
Net loss	(1,096,208,019)			(2,469,063,768)		(1,882,747,022)
Net cash provided used in operating activities	(391,006,589)			(2,782,745,243)		(77,218,211)
Net cash provided by/(used in) investing activities	(80,506,432)			(60,545,682)		90,767,728
Net cash provided by/ (used in) financing activities	512,233,457			2,859,505,971		(5,402,941)
Net increase in cash and cash equivalents	¥ 40,720,436			¥ 16,215,046		¥ 8,146,576

[1]	For the year ended December 31, 2018, the service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of September 30, 2018), and the advertising service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018). For the year ended December 31, 2019 and 2020, the service fee of RMB473.2 million and RMB250.9 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2020, the amounts due from related parties is comprised of RMB368.5 million which pertains to accounts receivable from related parties revenues generated, whereas the remaining RMB15.1 million is a fee that the Company prepaid to a related party to place advertisements on behalf of their customers on the related party platform; the balance are settled and recorded as cost of revenues (see (5) below) as the advertisement services are provided. These balances were RMB262.6 million and RMB15.6 million, respectively, as of December 31, 2019. Out of the accounts receivable from related parties of RMB262.2 million as of December 31, 2019, a total of RMB160 million of the balances have been collected as of December 31, 2020; the remaining RMB102.2 million was collected during the first quarter of 2021. Although the receivables of RMB102.2 million were settled after the due date, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk. For the revenue recognized in 2020, payments have not been received as the balances as of December 31, 2020 are still within the nine to twelve months payment terms and expect to be settled within the payment terms.
[2]	In 2019 the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from the related party amounted to RMB35.6 million and RMB29.2 million for the years ended December 31, 2019 and 2020, respectively.
[3]	In 2019 the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee represents the amount paid to the game developing company in relation to the arrangement, and amounted to RMB6.8 million and RMB1.8 million for the years ended December 31, 2019 and 2020, respectively.